Derviative Financial Liability (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Derviative Financial Liability (Details) [Line Items]
Estimated fair value of the warrants	$ 9,210,000
Public Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Warrant	17,250,000
Warrants issued	12,750,000
Private Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Warrant	4,500,000
Wasef Jabsheh [Member] | Private Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Tiberius warrants	4,000,000
Argo Re Ltd [Member] | Private Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Tiberius warrants	$ 500,000